Remuneration of Auditors	12 Months Ended
Jun. 30, 2025
Remuneration of Auditors [Abstract]
Remuneration of auditors

Note 32. Remuneration of auditors

During the financial year the following fees were paid or payable for services provided by the auditors of the Company:

	30 June 2025	30 June 2024
Audit or review of the consolidated financial statements - UHY Haines Norton	-	152,941
Audit and Review Services - M&K CPAS, PLLC	126,060	96,114
	126,060	249,055

On May 21, 2024, UHY Haines Norton resigned solely as our independent auditor for PCAOB audits, and on May 21, 2024, we appointed M&K CPAS, PLLC as our new independent auditor. However, UHY Haines Norton remain as our independent auditor for Australian reporting purposes